Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net income	¥ (1,111,207,883)	$ (161,109,996)	¥ (8,544,352)	¥ 3,373,420,061
Net gain (loss) on equity securities	(1,162,556)	(168,555)	(5,346,389)	3,289,676
Changes in operating assets and liabilities
Net cash (used in) provided by operating activities	(567,385,052)	(82,263,099)	(404,390,831)	(621,612,202)
Net cash provided by investing activities	1,959,528,803	284,104,970	2,661,222,986	(493,563,047)
Net cash provided by financing activities	(2,990,208,748)	(433,539,516)	(1,946,434,308)	(380,822,429)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	270,267,366	39,185,085	(15,008,806)	(36,093,321)
Net increase (decrease) in cash and cash equivalents and restricted cash	(1,327,797,631)	(192,512,560)	295,389,041	(1,532,090,999)
Cash, cash equivalents and restricted cash at beginning of the year	2,610,280,765	378,455,136	2,314,891,724	3,846,982,723
Cash, cash equivalents and restricted cash at the end of the year	1,282,483,134	185,942,576	2,610,280,765	2,314,891,724
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income	(1,111,207,883)	(161,109,996)	(8,544,352)	3,369,517,847
Net gain (loss) on equity securities	14,671,470	2,127,163	27,278,116	(3,315,475,734)
Share of income (loss) of subsidiaries	9,705,617	1,407,182	15,118,076	17,947,567
Contractual Interests in the VIEs and VIEs Subsidiaries	1,131,232,451	164,013,288	(37,717,412)	(395,464,418)
Changes in operating assets and liabilities	(182,850)	(26,513)	(6,320,138)	310,474,194
Changes in operating assets and liabilities
Net cash (used in) provided by operating activities	44,218,805	6,411,124	(10,185,710)	(13,000,544)
Net cash provided by investing activities	1,028,108,135	149,061,668	2,150,227,042	456,658,680
Net cash provided by financing activities	(1,969,849,465)	(285,601,326)	(1,391,602,116)	(310,709,163)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	125,457,077	18,189,566	(5,443,535)	(19,238,574)
Net increase (decrease) in cash and cash equivalents and restricted cash	(772,065,448)	(111,938,968)	742,995,681	113,710,399
Cash, cash equivalents and restricted cash at beginning of the year	857,888,496	124,382,140	114,892,815	1,182,416
Cash, cash equivalents and restricted cash at the end of the year	¥ 85,823,048	$ 12,443,172	¥ 857,888,496	¥ 114,892,815